DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE - Consolidated statement of loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 4,368.4	$ 3,548.8	$ 3,066.5
Cost of goods sold	(2,092.3)	(1,785.2)	(1,560.9)
Gross profit	2,276.2	1,763.6	1,505.6
Selling, general and administrative expenses	(1,381.7)	(1,107.6)	(962.6)
Impairment losses on non-financial assets	2.4	201.7	0.7
Profit and loss on sale of divested businesses		(0.7)	116.0
Other operating income	11.2	11.4	9.0
Operating loss	302.5	50.6	186.9
Finance income	(6.4)	(3.3)	(2.3)
Finance expenses	413.4	236.5	279.0
Net finance cost	407.0	233.2	276.7
Loss before tax	$ (104.6)	(182.6)	(89.8)
Profit (loss) for the period		(21.8)	(1.8)
Suunto and Precor
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue		31.3	192.0
Cost of goods sold		(24.9)	(114.2)
Gross profit		6.4	77.8
Selling, general and administrative expenses		(24.1)	(123.7)
Impairment losses on non-financial assets			(77.5)
Profit and loss on sale of divested businesses		(5.5)	116.0
Other operating income		1.1	3.1
Operating loss		(22.1)	(4.3)
Finance income		(0.0)	(0.0)
Finance expenses		(0.5)	0.3
Net finance cost		(0.5)	0.3
Loss before tax		(21.6)	(4.6)
Income tax expense		(0.2)	2.8
Profit (loss) for the period		$ (21.8)	$ (1.8)